SHAREHOLDERS' EQUITY - Schedule of weighted average assumptions (Details) - Employee Stock Option	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Grant of share options, restricted shares under plan
Risk-free interest rate	3.66%
Expected term (in years)	3 years 6 months 10 days
Expected volatility	47.50%		40.00%
Expected volatility, minimum		40.00%
Expected volatility, maximum		42.50%
Expected dividend yield	0.00%	0.00%	0.00%
Minimum
Grant of share options, restricted shares under plan
Risk-free interest rate		4.06%	3.60%
Expected term (in years)		3 years 2 months 23 days	3 years 3 months 21 days
Maximum
Grant of share options, restricted shares under plan
Risk-free interest rate		4.60%	3.89%
Expected term (in years)		3 years 11 months 15 days	4 years